Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2019
Summary Of Significant Accounting Policies
Schedule of property and equipment estimated useful lives
Useful Life
Office equipment and furnishing	3-5 years
Vehicle	4 years
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives

Schedule of intangible assets, net
Classification	Estimated Useful Life
Software	5 years

Schedule of non controlling interests

	June 30,	June 30,
	2019	2018
Beijing Synergetic	$239,683	$376,681
Beijing Haipeng	(176,258)	(71,624)
Beijing Jiahe	(220,831)	(142,493)
Shanghai Hengshi*	-	(20,978)
Shanghai Shengshi	(198,290)	(113,631)
Beijing Shanying	(103,147)	(26,418)
Beijing Haidai	(182,339)	(4,050)
Total noncontrolling interest	$(641,182)	$(2,513)

*	Disposed in June 2019.